Stockholder's Equity - Additional Information (Details) - USD ($)					12 Months Ended
	Mar. 08, 2023	Dec. 12, 2022	Nov. 08, 2022	Jul. 25, 2022	Mar. 31, 2023	Mar. 31, 2022	Apr. 19, 2023	Jun. 19, 2022
Disclosure of classes of share capital [line items]
Number of shares authorised					492,000,000	492,000,000		492,000,000
Par value per share					$ 0.0001	$ 0.0001
Number of shares issued					15,547,089	9,976,551
Pre-funded warrant exercise					$ 117
Number of shares outstanding					15,547,089	9,976,551
Issued capital					$ 1,557	$ 999
Related party transaction payable					18,296	126,183
Non-cash compensation expense (included in general and administrative expense)					$ 1,734,601	$ 0
Number of shares to be purchased by stock options issued					1,232,000
Average price					$ 4.86
Fair value					$ 4,143,859
Options issued						0
Number of stock options outstanding					1,212,000
Nmber of stock options exercisable					0
Shares issued for settlement of related party payable					$ 39,863	$ 452,861
Remaining contribution to reserves					$ 109,570
November Ordinary Warrants | March Private Placement
Disclosure of classes of share capital [line items]
Number of warrants cancelled	3,495,000
Placement Agent Warrants | March Private Placement
Disclosure of classes of share capital [line items]
Warrants issued purchase price per share	$ 1.3010
Virax Biolabs Group Limited
Disclosure of classes of share capital [line items]
Cashless warrants exercised in exchange for shares					108,675
Remaining contribution to reserves					$ 109,570
Virax Biolabs Group Limited | Treasury Shares
Disclosure of classes of share capital [line items]
Number of shares issued						50,000
Surrender amount due						$ 54,497
Purchaser | November Private Placement
Disclosure of classes of share capital [line items]
Number of pre-funded warrants issued			1,165,000
Pre-funded warrant exercise		$ 117
Number of warrants issued			3,495,000
Gross proceeds from issue of private placement			$ 3,844,500
Combined purchase price per ordinary share and one and a half ordinary warrant			$ 1.65
Combined purchase price per pre-funded warrant and one and a half ordinary warrant			$ 1.65
Purchaser | March Private Placement
Disclosure of classes of share capital [line items]
Gross proceeds from issue of private placement	$ 4,000,000
Pre-funded warrants to purchase ordinary shares	2,343,309
Purchase price per ordinary share and associated preferred options	$ 1.04077
Purchase price per pre-funded warrant and associated preferred options	$ 1.04067
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued					15,547,089
Number of shares outstanding					15,547,089
Ordinary Shares | Virax Biolabs Group Limited
Disclosure of classes of share capital [line items]
Par value per share					$ 0.73
Shares issued for settlement of related party payable, shares					54,300	172,532
Number of shares issued						238,906
Issued capital						$ 519,613
Related party transaction payable						$ 452,861
Cashless warrants exercised in exchange for shares					86,191
Shares issued for settlement of related party payable					$ 149,428
Ordinary Shares | Virax Biolabs Group Limited | Shares for Conversion of Convertible Debt
Disclosure of classes of share capital [line items]
Number of shares issued						37,735
Issue of convertible instruments						$ 100,000
Ordinary Shares | Virax Biolabs Group Limited | Services
Disclosure of classes of share capital [line items]
Par value per share					$ 2.65
Number of shares issued					7,547	346,356
Issued capital						$ 290,364
Ordinary Shares | Purchaser | November Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued		1,165,000	1,165,000
Ordinary Shares | Purchaser | March Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued	1,500,000
Ordinary Shares | Purchaser | Major Ordinary Share Transactions | March Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued							2,343,309
IPO
Disclosure of classes of share capital [line items]
Par value per share				$ 0.0001
Number of shares issued				1,350,000
Ordinary shares issued price per share				$ 5.00
Gross proceeds				$ 7,762,500
Underwriting discounts and commissions				543,375
Offering expenses				169,469
Net proceeds				$ 7,049,656,000,000
Exercise of overallotment option to purchase ordinary shares				202,500
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
Conversion of class B ordinary shares into class A ordinary shares								6,943,759
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
Conversion of class B ordinary shares into class A ordinary shares								6,943,759
2022 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised					107,418
2023 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised					2,500,000
Top of Range | Placement Agent Warrants | March Private Placement
Disclosure of classes of share capital [line items]
Issuance of warrants to purchase ordinary shares	269,032
Top of Range | Purchaser | November Private Placement
Disclosure of classes of share capital [line items]
Issuance of unregistered warrants to purchase ordinary shares			3,495,000
Top of Range | Purchaser | March Private Placement
Disclosure of classes of share capital [line items]
Series A preferred investment options to purchase ordinary shares	3,497,412
Series B preferred investment options to purchase ordinary shares	3,843,309
Top of Range | 2022 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised					1,319,418
Top of Range | 2023 Plan
Disclosure of classes of share capital [line items]
Number of shares authorised					2,500,000